Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,500,000
Previously Paid Amount	1,588.15
Total Fee Amount	1,588.15
Total Offset Amount
Net Fee	$ 0